Nature of Business (Details Narrative) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 22, 2024 $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) ft² $ / shares	Dec. 31, 2022 USD ($) $ / shares	Nov. 25, 2024 $ / shares	Jul. 29, 2024 USD ($)
Date of incorporation				Aug. 24, 2018		Aug. 24, 2018
Common stock, par value | $ / shares		$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Area of building | ft²						147,215
Net operating loss		$ 11,527	$ 99,256	$ 29,078	$ 205,602	$ 192,287	$ 25,600
Net cash used in operating activities				7,995	$ 34,344	38,685	137,876
Accumulated deficit		886,390		886,390		841,791	$ 645,496
Debt outstanding		42,610		42,610		$ 39,240			$ 42,700
Debt outstanding		$ 46,050		$ 46,050
Forecast [Member]
Unrestricted cash and cash equivalent									$ 593
Subsequent Event [Member]
Common stock, par value | $ / shares								$ 0.0001
Common Class A [Member]
Common stock, par value | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Reverse stock split ratio	1-for-10
Common Class A [Member] | Subsequent Event [Member]
Common stock, par value | $ / shares	$ 0.0001
Reverse stock split ratio	1-for-10